Land use rights	12 Months Ended
Dec. 31, 2015
Land use rights [Abstract]
Land use rights [Text Block]
(6)	Land use rights

In April 2015, the Land Reserve Center of local government of Baoding City, Hebei Province signed a land re-acquisition and compensation agreement with Fine Silicon Co., Ltd. (“Fine Silicon”), one of the subsidiaries of the Company, to acquire land use right related to the idle land of Fine Silicon. After the acquisition, the local government has completed first round of its auction process and sold part of the land for an aggregate auction price of RMB1,875.6 million (US$289.5 million) in September 2015. After deducting required contributions to be made to the local government from the gross proceeds of the auction of the land in the amount of RMB 258.5 million (US$ 39.9 million), the total net proceeds received and expected to be received from the auction were RMB1,617.1 million (US$249.6 million). The local government has paid Fine Silicon RMB1,370.8 million (US$ 211.6 million) of the net proceeds in 2015. As of December 31, 2015, the remaining portion of the net proceeds for the land of RMB 246.3 million (US$38.0 million) has not been paid, it is expected to be collected before October 2016 based on the Company’s best estimation and current negotiation status with the local government,

For the year ended December 31, 2015, total disposal gain of RMB 1,167,317 (US$ 180,203), mainly the difference between the total net proceeds of RMB 1,617.1 million (US$ 249.6 million) and the carry value of the land use right of RMB 186,111 (US$ 28,731) and the building of RMB 263,624 (US$ 40,697) attached to the land use right, was recognized in relation to the disposal of land use right and the building attaching to the land use right (Note (2)(j)). The disposal gain was included in “Disposal gain from long-lived assets and land use right in relation to a subsidiary” in the Consolidated Statements of Comprehensive Loss.

On December 15, 2015, pursuant to the share transfer agreement entered into between Hainan Yingli, one of the subsidiaries of the Company and other two third parties, Hainan Yingli transferred its 100% equity in Hainan Lvjian Investment Company (“Hainan Lvjian”) to these two third parties with consideration of RMB 735.0 million (US$ 113.5 million), Hainan Lvjian was one of the subsidiaries of Hainan Yingli. The consideration was determined based on the fair value of Hainan Lvjian and the major asset owned by Hainan Lvjian was a land use right as discussed in note (12). As of December 31, 2015, RMB 265.0 million (US$ 40.9 million) of consideration was paid and the remaining amount of RMB 470.0 million (US$ 72.6 million) was not paid yet. For the year ended December 31, 2015, total disposal gain of RMB 7,000 (US$ 1,081) was recognized. The disposal gain was included in “Other income” in the Consolidated Statements of Comprehensive Loss.